VALUE OF CHARTER PARTY CONTRACTS - Summary of Favorable Charter Contracts (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 4,073
Thereafter	0
Total	$ 4,073	$ 16,221	$ 34,953	$ 53,686